Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (31,674,084)	$ (18,468,776)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,446,670	3,343,802
Amortization of operating ROU assets	1,885,456
Stock based compensation	122,032	392,566
Changes in assets and liabilities:
Accounts receivable (including amounts with related parties)	(7,860,356)	1,933,814
Prepaid expenses and other current assets	(226,423)	(255,325)
Other assets	363,156	(142,251)
Accounts payable	3,832,398	(443,221)
Accrued expenses and other current liabilities	6,782,108	735,379
Deferred revenue	631,513	(2,889,187)
Operating lease liabilities	(3,607,302)
Deferred rent		194,852
Other long-term liabilities	(170,677)
Net cash used in operating activities	(25,475,509)	(15,598,347)
Investing activities
Capitalized software development costs	(5,814,284)	(4,429,289)
Purchases of fixed assets	(352,009)	(16,664)
Proceeds from receipt of related party advances		454,200
Net cash used in investing activities	(6,166,293)	(3,991,753)
Financing activities
Proceeds from Series D-1 financing, net of issuance costs	39,860,073	34,728,457
Repurchase of common stock	(3,675,000)
Cash received from stock option exercises	131,802	39,863
Net cash provided by financing activities	(36,316,875)	(34,768,320)
Net Change in Cash	4,675,073	15,178,220
Cash - Beginning	28,808,017	13,629,797
Cash - Ending	33,483,090	$ 28,808,017
Supplemental disclosures of non-cash activities
Net change in accounts payable and accrued expenses and other current liabilities related to capitalized software and fixed asset additions	$ 374,935